Related Party Transactions (Details) - Schedule of Due From Related Parties - USD ($)		Oct. 31, 2022	Oct. 31, 2021
Related Party Transaction [Line Items]
Due from related parties		$ 951,655	$ 16,246
Welly Focus Shipping Co. Limited [Member]
Related Party Transaction [Line Items]
Due from related parties	[1]		10,000
Nanjing Derun Shipping Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from related parties	[2]	5,590
Topsheen Shipping Limited [Member]
Related Party Transaction [Line Items]
Due from related parties	[3]	946,065
Top Wisdom Shipping Management Co. Limited [Member]
Related Party Transaction [Line Items]
Due from related parties	[4]		$ 6,246

[1]	The balances mainly represented non-interest-bearing loans to this related party and due on demand.
[2]	The balances mainly represented accounts receivables from Nanjing Derun Shipping Co., Ltd. The balance was collected subsequently.
[3]	The balances mainly represented prepayments to Topsheen Shipping Limited, which was utilized subsequently.
[4]	The balances mainly represented accounts receivables from Top Wisdom Shipping Management Co. Limited.